Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] As Restated [Member]	Preferred Stock [Member]	Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] As Restated [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] As Restated [Member]	Shares To Be Issued [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] As Restated [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Noncontrolling Interest [Member] As Restated [Member]	Total	Previously Reported [Member]	As Restated [Member]
Balance at Dec. 31, 2021	$ 110,841						$ 5,881,876				$ (8,753,668)			$ (397,256)			$ (3,158,207)
Balance, shares at Dec. 31, 2021	110,840,998
Stock subscription	$ 1,650						676,350										678,000
Stock subscription, shares	1,650,000
Shares issued affiliates - 2021 Plan	$ 280						45,560										45,840
Shares issued affiliates - 2021 Plan, shares	280,000
Stock transactions	$ 354						92,828										93,182
Stock transactions, shares	354,000
Convertible note	$ 6,081						1,514,300										1,520,381
Convertible note, shares	6,081,484
Issuance of warrants							190,335										190,335
Conversion of warrants	$ 4,140						(4,140)
Conversion of warrants, shares	4,139,503
Net loss attr to the non-contr int.														(193,372)			(193,372)	$ (193,372)	$ (193,372)
Net loss											(2,473,134)						(2,473,134)	(2,463,932)	(2,473,134)
Balance at Dec. 31, 2022	$ 123,346	$ 123,252					8,397,109	$ 8,392,430			(11,226,802)	$ (11,217,600)		(590,628)	$ (590,628)		(3,296,975)	(3,292,546)	(3,296,975)
Balance, shares at Dec. 31, 2022	123,345,985	123,252,235
Stock transactions		$ 250						79,750										80,000
Stock transactions, shares	250,000
Net loss attr to the non-contr int.															(32,894)			(32,894)
Net loss												(780,654)						(780,654)
Balance at Mar. 31, 2023	$ 123,502						8,472,180				(11,998,254)			(623,522)			(4,026,094)
Balance, shares at Mar. 31, 2023	123,502,235
Balance at Dec. 31, 2022	$ 123,346	$ 123,252					8,397,109	8,392,430			(11,226,802)	(11,217,600)		(590,628)	(590,628)		(3,296,975)	(3,292,546)	(3,296,975)
Balance, shares at Dec. 31, 2022	123,345,985	123,252,235
Net loss attr to the non-contr int.																	(68,435)	(68,435)
Net loss																	(3,442,491)	(3,233,492)
Balance at Sep. 30, 2023		$ 144,355						12,913,571				(14,659,868)			(659,063)			(2,143,918)
Balance, shares at Sep. 30, 2023		144,355,355
Balance at Dec. 31, 2022	$ 123,346	$ 123,252					8,397,109	8,392,430			(11,226,802)	(11,217,600)		(590,628)	(590,628)		(3,296,975)	(3,292,546)	(3,296,975)
Balance, shares at Dec. 31, 2022	123,345,985	123,252,235
Stock subscription	$ 3,537						501,824										505,361
Stock subscription, shares	3,537,120
Shares issued affiliates - 2021 Plan	$ 463						105,144										105,607
Shares issued affiliates - 2021 Plan, shares	463,163
Stock transactions	$ 535						81,986										82,521
Stock transactions, shares	534,815
Convertible note	$ 2,435						314,153										316,588
Convertible note, shares	2,435,291
Issuance of warrants							348,637										348,637
Net loss attr to the non-contr int.														(90,258)			(90,258)	(90,258)	(90,258)
Net loss											(4,472,525)						(4,472,525)	(4,280,002)	(4,472,525)
Cash stock subscription										45,000							45,000
Shares issued for the conversion of accounts payable affiliates	$ 12,588						3,100,141										3,112,729
Shares issued for the conversion of accounts payable affiliates, shares	12,588,303
Shares issued for the conversion of accounts payable	$ 1,738						236,721										238,459
Shares issued for the conversion of accounts payable, shares	1,737,656
Balance at Dec. 31, 2023	$ 144,642		$ 144,642				13,085,715		$ 13,130,715	45,000	(15,699,327)		$ (15,699,327)	(680,886)		$ (680,886)	(3,104,856)	(3,111,862)	(3,104,856)
Balance, shares at Dec. 31, 2023	144,642,333	144,642,333
Balance at Mar. 31, 2023	$ 123,502						8,472,180				(11,998,254)			(623,522)			(4,026,094)
Balance, shares at Mar. 31, 2023	123,502,235
Stock transactions	$ 192						64,808										65,000
Stock transactions, shares	192,411
Convertible note	$ 1,325						170,981										172,306
Convertible note, shares	1,325,430
Issuance of warrants							348,637										348,637
Net loss attr to the non-contr int.														(764)			(764)
Net loss											(1,539,650)						(1,539,650)
Issuance stock plan affiliate	$ 110						51,027										51,137
Issuance stock plan affiliate, shares	110,000
Issuance stock plan other	$ 4						1,819										1,823
Issuance stock plan other, shares	4,000
Conversion of debt affiliate	$ 6,764						2,247,433										2,254,197
Conversion of debt affiliate, shares	6,763,562
Conversion of debt other	$ 138						45,741										45,879
Conversion of debt other, shares	137,656
Balance at Jun. 30, 2023	$ 132,035						11,402,626				(13,537,904)			(624,286)			(2,627,529)
Balance, shares at Jun. 30, 2023	132,035,294
Stock transactions	$ 3,188						387,173										390,361
Stock transactions, shares	3,188,459
Convertible note	$ 1,110						143,172										144,282
Convertible note, shares	1,109,861
Net loss attr to the non-contr int.														(34,777)			(34,777)
Net loss											(1,121,964)						(1,121,964)
Issuance stock plan affiliate	$ 120						17,820										17,940
Issuance stock plan affiliate, shares	120,000
Issuance stock plan other	$ 477						70,835										71,312
Issuance stock plan other, shares	477,000
Conversion of debt affiliate	$ 5,825						852,287										858,112
Conversion of debt affiliate, shares	5,824,741
Conversion of debt other	$ 1,600						191,400										193,000
Conversion of debt other, shares	1,600,000
Balance at Sep. 30, 2023		$ 144,355						$ 12,913,571				$ (14,659,868)			$ (659,063)			(2,143,918)
Balance, shares at Sep. 30, 2023		144,355,355
Convertible note	$ 30,000
Balance at Dec. 31, 2023	$ 144,642		144,642				13,085,715		13,130,715	45,000	(15,699,327)		(15,699,327)	(680,886)		(680,886)	(3,104,856)	(3,111,862)	(3,104,856)
Balance, shares at Dec. 31, 2023	144,642,333	144,642,333
Stock subscription			333						(333)
Stock subscription, shares	333,333
Convertible note			9,857						1,253,705										1,263,562
Convertible note, shares	9,857,092
Net loss attr to the non-contr int.																(13,324)			(13,324)
Net loss													(795,766)						(795,766)
Issuance stock plan affiliate			1,191						122,253										123,444
Issuance stock plan affiliate, shares	1,190,460
Issuance stock plan other			1,643						163,566										165,209
Issuance stock plan other, shares	1,643,231
Conversion of debt affiliate			3,599						482,305										485,904
Conversion of debt affiliate, shares	3,599,289
Conversion of debt other			7,410						877,994										885,404
Conversion of debt other, shares	7,409,512
Exercise of warrants			4,357						(4,357)
Exercise of warrants, shares	4,356,778
Balance at Mar. 31, 2024	$ 173,032						16,025,848				(16,495,093)			(694,210)			(990,423)
Balance, shares at Mar. 31, 2024	173,032,028
Balance at Dec. 31, 2023	$ 144,642		$ 144,642				13,085,715		$ 13,130,715	$ 45,000	(15,699,327)		$ (15,699,327)	(680,886)		$ (680,886)	(3,104,856)	$ (3,111,862)	$ (3,104,856)
Balance, shares at Dec. 31, 2023	144,642,333	144,642,333
Net loss attr to the non-contr int.
Net loss																	(1,863,112)
Balance at Sep. 30, 2024	$ 82,239			$ 28,894			17,208,572				(18,404,275)						(1,084,570)
Balance, shares at Sep. 30, 2024	82,238,648			28,893,618
Balance at Mar. 31, 2024	$ 173,032						16,025,848				(16,495,093)			(694,210)			(990,423)
Balance, shares at Mar. 31, 2024	173,032,028
Stock transactions	$ 580						62,420										63,000
Stock transactions, shares	580,396
Convertible note	$ 1,249						161,046										162,295
Convertible note, shares	1,248,423
Net loss											(661,648)						(661,648)
Issuance stock plan affiliate	$ 242						29,758										30,000
Issuance stock plan affiliate, shares	241,938
Issuance stock plan other	$ 36						10,659										10,695
Issuance stock plan other, shares	36,246
Conversion of debt	$ 2,277						283,848										286,125
Conversion of debt, shares	2,277,397
Balance at Jun. 30, 2024	$ 177,416						16,573,579				(17,156,741)			(694,210)			(1,099,956)
Balance, shares at Jun. 30, 2024	177,416,428
Net loss attr to the non-contr int.
Net loss											(392,374)						(392,374)
Issuance stock plan affiliate	$ 455						45,000										45,455
Issuance stock plan affiliate, shares	454,546
Issuance stock plan other	$ 85						8,380										8,465
Issuance stock plan other, shares	84,646
Conversion of debt affiliate				$ 777			353,063										353,840
Conversion of debt affiliate, shares				776,817
Exercise of warrants				$ 8,973			151,977							(160,950)
Exercise of warrants, shares				8,973,405
Conversion to Pref Stock affiliate	$ (95,717)			$ 19,144			76,573
Conversion to Pref Stock affiliate, shares	(95,716,972)			19,143,396
Elimination non-contr int.											(855,160)			855,160
Balance at Sep. 30, 2024	$ 82,239			$ 28,894			$ 17,208,572				$ (18,404,275)						$ (1,084,570)
Balance, shares at Sep. 30, 2024	82,238,648			28,893,618